Business Combination - Identifiable Assets Acquired and Liabilities Assumed (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Apr. 17, 2018 BRL (R$)	Apr. 17, 2018 USD ($)	Feb. 14, 2017 BRL (R$)	Feb. 14, 2017 USD ($)
Enel Distribucin Goias (Formerly Celg Distribuicio S.A)
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents					R$ 29,643	$ 9,538
Other current non-financial assets					198,054	63,727
Trade and other current receivables					973,382	313,199
Inventories					24,618	7,921
Current tax assets					2,173	699
Other non-current financial assets					89,514	28,802
Other non-current non-financial assets					698,435	224,731
Trade and other non-current receivables					204,480	65,794
Intangible assets other than goodwill					5,936,985	1,910,306
Property, plant and equipment					42,998	13,835
Other current financial liabilities					(480,165)	(154,500)
Trade and other current payables					(1,754,071)	(564,395)
Other current provision					(33,965)	(10,929)
Other non-current financial liabilities					(562,823)	(181,096)
Other non-current payables					(1,584,665)	(509,888)
Other non-current provision					(712,465)	(229,245)
Deferred tax liabilities					(529,958)	(170,521)
Provisions for non-current employee benefits					(273,502)	(88,003)
Total	R$ 2,268,667	$ 729,975			R$ 2,268,668	$ 729,975
Enel Distribucin Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.)
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents			R$ 1,037,105	$ 273,439
Other current non-financial assets			400,311	105,544
Trade and other current receivables			3,948,137	1,040,949
Trade and other receivables			275,129	72,539
Inventories			41,179	10,857
Current tax assets			3,205,469	845,140
Other non-current financial assets			1,056,711	278,608
Other non-current non-financial assets			205,249	54,115
Trade and other non-current receivables			11,055,574	2,914,866
Intangible assets other than goodwill			65,804	17,350
Property, plant and equipment			44,049	11,614
Deferred tax assets			3,229,417	851,455
Other current financial liabilities			(2,266,501)	(597,576)
Trade and other current payables			(3,551,676)	(936,420)
Other current provision			(759,862)	(200,342)
Other current non-financial liabilities			(600,990)	(158,454)
Other non-current financial liabilities			(2,505,299)	(660,537)
Other non-current payables			(567,355)	(149,586)
Other non-current provision			(2,788,278)	(735,146)
Deferred tax liabilities			(3,009,203)	(793,394)
Provisions for non-current employee benefits			(3,327,621)	(877,347)
Total			R$ 5,187,349	$ 1,367,674